Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2011
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid Expenses and Other Current Assets

5. PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31,
	2010	2011
	US$	US$
Receivable from a preferred shareholder (Note 13)	2,200	—
Advances to Yidatong	2,154	—
Housing loans to employees (Note 18)	178	124
Advances to employees for business expenses	35	288
Deposits to suppliers	332	1,209
IPO related professional expenses	277	—
ADR reimbursements	—	214
Prepaid customer acquisition costs to Beijing Feiliu (Note 17)	—	689
Interest receivables	53	648
Receivables in connection with exercise of options	—	3,166
Share subscription monies receivables	—	354
Others	56	114

Total	5,285	6,806